Schedule of Inventory (Details)	12 Months Ended
Feb. 28, 2017 CAD
Inventory Schedule Of Inventory 1	CAD 279,666
Inventory Schedule Of Inventory 2	304,453
Inventory Schedule Of Inventory 3	81,436
Inventory Schedule Of Inventory 4	663,577
Inventory Schedule Of Inventory 5	361,102
Inventory Schedule Of Inventory 6	CAD 968,030